Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
NON-CURRENT ASSETS
Vessels, net	$ 233,191	$ 248,979
Advances for vessel purchase	22,573	15,051
Office furniture and equipment	75	101
Right of use asset	0	852
Restricted cash	2,000	2,770
Fair value of derivative financial instruments	0	181
Other non-current assets	10	10
Total non-current assets	257,849	267,944
CURRENT ASSETS
Current portion of fair value of derivative financial instruments	113	442
Trade accounts receivable, net	654	1,114
Inventories	2,217	1,226
Prepayments and other assets	1,283	2,373
Restricted cash	450	1,050
Cash and cash equivalents	26,254	46,837
Total current assets	30,971	53,042
TOTAL ASSETS	288,820	320,986
EQUITY
Issued share capital	86	82
Share premium	285,742	284,406
Accumulated deficit	(109,834)	(108,087)
Total equity	175,994	176,401
NON-CURRENT LIABILITIES
Long-term borrowings, net of current portion	51,735	59,270
Financial liabilities, net of current portion	49,528	50,014
Provision for staff retirement indemnities	253	191
Lease liabilities	0	531
Total non-current liabilities	101,516	110,006
CURRENT LIABILITIES
Current portion of long-term borrowings	6,097	6,946
Current portion of financial liabilities	1,885	1,860
Sellers' Credit	0	19,000
Trade accounts payable and other	1,967	3,589
Accrued liabilities and other payables	913	2,156
Current portion of lease liabilities	0	332
Deferred revenue	448	696
Total current liabilities	11,310	34,579
TOTAL LIABILITIES	112,826	144,585
TOTAL EQUITY AND LIABILITIES	$ 288,820	$ 320,986